Note 7 - Balance Sheet Disclosure - Provisions and Contingent Liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021
Statement Line Items [Line Items]
Other provisions	€ 65		€ 0
Other provisions, Usage	(65)		0
Other provisions, Reversals	0		0
Other provisions, Additions	118		65
Other provisions, Balance at Dec 31	118		65
Personnel provisions	0		0
Personnel provisions	0		0
Personnel provisions, reversals	0		0
Personnel provisions	341		0
Personnel provisions	341		0
Financial statements, Balance at Jan 1	2,137		111
Financial statements, Usage	(2,137)		(111)
Financial statements, Reversals	0		0
Financial statements, Additions	2,017		2,137
Financial statements, Balance at Dec 31	2,017		2,137
Total	2,202	[1]	111
Usage	(2,202)		(111)
Reversals	0		0
Additions	2,476		2,202
Balance at Dec 31	€ 2,476		€ 2,202	[1]

[1]	Certain amounts have been reclassified to conform to the 2022 presentation.